Commitments and Contingencies Disclosure (Details) - 12 months ended Dec. 31, 2020
₱ in Thousands, € in Thousands, ₨ in Thousands, ر.س in Thousands, د.إ in Thousands, ¥ in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	USD ($)	EUR (€)	PHP (₱)	JPY (¥)	AED (د.إ)	CAD ($)	INR (₨)	SAR (ر.س)	MYR (RM)	MXN ($)
Commitments on bank-overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Credit limit | ₩	₩ 1,936,500
Used amount | ₩	₩ 229,960
Commitments on bank-daylight overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank
Credit limit | ₩	₩ 280,000
Used amount | ₩	₩ 0
Limit amount available for CP
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit | ₩	₩ 1,150,000
Used amount | ₩	₩ 1,150,000
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit limit | ₩	₩ 47,104
Used amount | ₩	₩ 5,378
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Banco de Oro
Credit limit | ₱				₱ 5,000
Used amount | ₱				₱ 3,000
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Kookmin Bank and others
Credit limit | ₩	₩ 1,752,333
Used amount | ₩	₩ 957,924
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	DBS Bank and others
Credit limit		$ 1,809,700
Used amount		55,393
Certification of payment on payables from foreign country
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank
Credit limit		8,700
Used amount		7,912
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank and others
Credit limit		938,400
Used amount		90,240
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Mizuho Bank
Credit limit											$ 3,666
Used amount											3,666
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Seoul Guarantee Insurance and others
Credit limit | ₩	₩ 66,890
Used amount | ₩	₩ 59,677
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	First Abu Dhabi Bank and others
Credit limit		1,036,334
Used amount		834,223
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Korea Development Bank and others
Credit limit | ¥					¥ 637,670
Used amount | ¥					637,670
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit | €			€ 4,065
Used amount | €			4,065
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Credit limit | ₨								₨ 6,806
Used amount | ₨								6,806
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit							$ 148
Used amount							$ 148
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Maybank
Credit limit | RM										RM 7,500
Used amount | RM										RM 7,500
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit | ر.س									ر.س 68,054
Used amount | ر.س									68,054
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit		10,000
Used amount		197
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit | €			2
Used amount | €			€ 2
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Seoul Guarantee Insurance
Credit limit | ₩	₩ 40,153
Used amount | ₩	₩ 40,153
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Credit limit		550,616
Used amount		498,761
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit | ر.س									6,508
Used amount | ر.س									ر.س 6,508
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit											20,538
Used amount											20,538
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Credit limit | ₩	₩ 654,162
Used amount | ₩	₩ 32,009
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Credit limit		2,268,158
Used amount		1,819,226
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Credit limit | ¥					381,210
Used amount | ¥					¥ 381,210
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Standard Chartered
Credit limit | د.إ						د.إ 50
Used amount | د.إ						د.إ 50
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Credit limit											6,471
Used amount											$ 4,901
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit limit | ₩	₩ 8,000
Used amount | ₩	₩ 927
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit limit		30,722
Used amount		17,236
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Credit limit | ₨								70,028
Used amount | ₨								₨ 70,028
Trade finance
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	BNP Paribas and others
Credit limit		750,000
Used amount		$ 0